Income taxes - Effective Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income (loss) from continuing operations before income taxes	$ (5,928)	$ 2,148
Expected income tax expense (recovery)	(1,601)	580
Increase (reduction) in income taxes resulting from:
Non-deductible stock-based compensation	244	264
Other permanent differences	3,819	15
Withholding taxes and other foreign taxes	804	1,017
Change in enacted tax rates	(189)	34
Foreign tax rate differences, foreign exchange and other adjustments	(1,177)	271
Non-taxable income from equity investment	(6,418)	(6,416)
Change in valuation allowance	5,949	6,195
Income tax expense (recovery)	$ 1,431	$ 1,960